Shareholder Report, Holdings (Details) - Short-Term Investments [Member]	Mar. 31, 2025
C000232954 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000232953 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000232952 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%